UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________

FORM N-CSR
_____________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22125

Javelin Exchange-Traded Trust
(Exact name of Registrant as specified in charter)

33 Witherspoon Street, Suite 210 Princeton, NJ 08542
(Address of principal executive offices) (Zip code)

Brinton W. Frith President Javelin Investment Management, LLC 33 Witherspoon Street, Suite 210 Princeton, NJ 08542
(Name and address of agent for service)

Copies to:

Bibb L. Strench, Esq.
Seward & Kissel LLP
1200 G Street, N.W., Suite 350
Washington, DC  20005

Registrant's telephone number, including area code:   (609) 356-0800

Date of fiscal year end:   December 31, 2010

Date of reporting period:   June 30, 2010

ITEM 1.  REPORTS TO STOCKHOLDERS

Javelin Exchange-Traded Trust
JETS Contrarian Opportunities Index Fund
JETS Dow Jones Islamic Market International Index Fund

Semi-Annual Report
June 30, 2010

Exhange-traded fund shares that are not individually redeemable.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this semi-annual report. Any representation to the contrary is a criminal offense.

Javelin Exchange-Traded Trust (ETF) and JETS are service marks of Javelin Investment Management, LLC (Javelin).

Dow Jones is a servicemark of Dow Jones & Company and has been licensed for use by Javelin Investment Management, LLC as well as the JETS Contrarian Opportunities Index Fund and the JETS Dow Jones Islamic Market International Index Fund (the “Funds”). The Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, nor does this company make any representation regarding the advisability of investing in the Funds.

One cannot invest in an index.

Price to earnings ratio or P/E Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

The views in this report were those of the Fund manager as of the publication of the report and may not necessarily reflect his views on the date of publication or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

Foreside Funds Services, LLC, distributor

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Funds are detailed in the prospectus which include: stock market risk, index risk, tracking error risk, replication management risk, small and mid cap company risk, market price risk, trading halts risk, foreign securities risk, foreign currency risk, emerging markets risk, foreign settlement and clearance and Islamic Shari’ah investment risk.

Table of Contents

President’s Letter	1

Fees and Expenses	2

Schedules of Investments	3

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Board Considerations Regarding Continuation of Investment Advisory Agreement	20

President’s Letter

Dear Investor:

As investment adviser, Javelin Investment Management, LLC (“Javelin” or the “Adviser”), is pleased to present the semi-annual shareholder report for both of our exchange-traded funds (“ETFs” or “Funds”). This report covers performance of these funds for the six months ended June 30, 2010.

The two ETFs covered in this report are:

•	JETS Contrarian Opportunities Index Fund (ticker: “JCO”), a new Fund with an inception date of April 9, 2010

•	JETS DJIM International Index Fund (ticker: “JVS”)

The equity markets across the globe remain unpredictable. We understand and appreciate the challenges investors like you have faced in recent times. I would like to provide you with my perspective on how our products function.

It is with great pleasure that we recently introduced our second ETF offering, the JETS Contrarian Opportunities Index Fund. The ETF seeks performance results which, before fees and expenses, correspond generally to the performance of the Dow Jones Contrarian Opportunities Index. The index, maintained by Dow Jones, is based on a stringent and published methodology and consists solely of common stocks consistent with contrarian investment principles. The index is designed to track companies that have underperformed in recent years, but that have strong fundamentals relative to other companies.

Introduced in June 2009, the JETS Dow Jones Islamic Market International Index Fund, seeks to track the Dow Jones Islamic Market International TITANS 100 Indexsm. The index is comprised of large companies from around the world that have traditionally exhibited low price to earnings ratios, high dividend yields and strong balance sheets. These fundamental attributes should provide investors with peace of mind and a greater sense of purpose in their equity investments.

Our goal at Javelin is to provide investment vehicles that are easy to understand for investors looking for more effective options to achieve their objectives.

Thank you for your interest in our company and our products.

Sincerely,

Brinton W. Frith
President
Javelin Investment Management, LLC

Manager’s Analysis (Unaudited)

JETS Dow Jones Islamic Market International Index Fund (Ticker: JVS)

The JETS Dow Jones Islamic Market International Index Fund is an exchange-traded fund (ETF) that seeks performance results which, before fees and expenses, correspond generally to the price and yield performance of the Dow Jones Islamic Market International Titans 100 Index SM. The index is a float-adjusted, market capitalization-weighted index consisting of 100 securities. The index, maintained by Dow Jones Indexes, is based on a stringent and published methodology and consists solely of common stocks that meet Islamic principles. Excluded businesses include alcohol, conventional financial services (banking, insurance, etc.), casinos and gambling, pornography, tobacco manufacturers, pork related products and weapons companies. Companies classified in other industry groups may also be excluded if they are deemed to have material ownership of or revenues from the businesses mentioned above. Financial ratio filters are also applied to exclude companies with unacceptable levels of debts or interest income.

Over the reporting period, from June 30, 2009 to December 31, 2009, the Fund’s investment portfolio generally performed in line with the index, however, the performance occasionally exhibited some divergence from the index’s performance. This was attributable to certain factors, including the fact that the index calculations are complete at 11:00 AM EST while on most days many of the Fund’s holdings continue to trade until 4PM EST.

Over the same time, the global equity markets exhibited an unusually high correlation across most sectors. Not surprisingly, the Fund’s performance was substantially similar to the performance of the S&P 500® Index, returning 21.48% NAV as compared to the S&P 500® Index’s return of 21.29%. The S&P 500® Index represents 500 of the largest companies in the U.S.

The Fund’s performance was helped by the index’s relative overweight of health care companies, Novartis AG and Roche Holding AG, information technology companies, Siemens AG and Samsung Electronics Co. Ltd., chemical giant, BASF SE as well as mining companies, BHP Billiton Ltd. and Anglo American Plc.

The Fund’s performance suffered from its significant exposure to mobile telecommunication leaders, China Mobile Ltd., Nokia OYJ, Research In Motion Ltd. and Telefonaktiebolaget LM Ericsson.

The Fund’s performance relative to the S&P 500® was not impacted by the lack of exposure to the financial sector.

Fees and Expenses (Unaudited)

As a shareholder of a fund of the Javelin Exchange-Traded Trust, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the period ended June 30, 2010.

Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as creation transaction fees and sales commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expense Paid During the Six-Month Period(1)
JETS Contrarian Opportunities Index Fund(2)
Actual	$1,000.00	$887	0.58%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,010	0.58%	$1.33
JETS Dow Jones Islamic International Index Fund
Actual	$1,000.00	$863	0.68%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021	0.68%	$3.43
———————
(1)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2010. Expenses are calculated by multiplying the Funds’ annualized expense ratio by the average account value for the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365. The hypothetical example assumes expenses paid based on a full six months of activity.

(2)	Commenced operations on April 9, 2010.

Schedule of Investments

JETS Contrarian Opportunities Index Fund
June 30, 2010 (Unaudited)

Number			Number
of shares		Value	of shares		Value
	Common Stocks - 98.7%			Consumer Discretionary - 28.4% (continued)
	(percentage of net assets)			Specialty Retail - 14.6% (continued)
	Consumer Discretionary - 28.4%		1,552	Volcom, Inc. (a)	$28,821
	Distributors - 0.7%		1,158	Williams-Sonoma, Inc.	28,741
768	Core-Mark Holding Company, Inc. (a)	$21,043	1,688	Zumiez, Inc. (a)	27,194
					451,668
	Hotels, Restaurants & Leisure - 6.7%			Total Consumer Discretionary	883,251
1,340	Brinker International, Inc.	19,376
696	CEC Entertainment, Inc. (a)	24,541		Consumer Staples - 1.4%
550	Cracker Barrel Old Country Store, Inc.	25,608		Food & Staples Retailing - 1.4%
598	Darden Restaurants, Inc.	23,232	1,642	SUPERVALU, Inc.	17,799
582	P.F. Chang’s China Bistro, Inc.	23,076	858	United Natural Foods, Inc. (a)	25,637
1,186	Red Robin Gourmet Burgers, Inc. (a)	20,352			43,436
3,060	Shuffle Master, Inc. (a)	24,511		Total Consumer Staples	43,436
1,066	Starbucks Corp.	25,904
1,024	The Cheesecake Factory, Inc. (a)	22,794		Energy - 2.1%
		209,394		Energy Equipment & Services - 2.1%
			754	Atwood Oceanics, Inc. (a)	19,242
	Household Durables - 0.8%		992	Rowan Companies, Inc. (a)	21,765
1,804	Newell Rubbermaid, Inc.	26,411	1,860	Tesco Corp. (a)	22,841
					63,848
	Internet & Catalog Retail - 1.6%			Total Energy	63,848
1,090	eBay, Inc. (a)	21,375
1,232	NutriSystem, Inc.	28,262		Financials - 8.7%
		49,637		Capital Markets - 2.2%
			1,924	Calamos Asset Management, Inc., Class A	17,855
	Media - 0.8%		4,784	GFI Group, Inc.	26,695
1,316	DISH Network Corp.	23,885	1,454	Investment Technology Group, Inc. (a)	23,351
					67,901
	Multiline Retail - 3.2%			Consumer Finance - 2.6%
776	Jarden Corp.	20,851	666	Cash America International, Inc.	22,824
458	Kohl’s Corp. (a)	21,755	1,522	Nelnet, Inc., Class A	29,344
690	Nordstrom, Inc.	22,211	460	Portfolio Recovery Associates, Inc. (a)	30,719
260	Sears Holdings Corp. (a)	16,809			82,887
1,834	Stage Stores, Inc.	19,587
		101,213		Insurance - 3.9%
			1,204	FBL Financial Group, Inc., Class A	25,284
	Specialty Retail - 14.6%		876	HCC Insurance Holdings, Inc.	21,690
1,454	American Eagle Outfitters, Inc.	17,084	1,364	National Interstate Corp.	27,034
668	Best Buy Co., Inc.	22,618	2,282	Seabright Holdings, Inc.	21,633
1,608	Cabela’s Incorporated, Class A (a)	22,737	1,752	Universal American Financial Corp. (a)	25,229
676	Coach, Inc.	24,708			120,870
930	DSW Inc., Class A (a)	20,888		Total Financials	271,658
688	Fossil, Inc. (a)	23,874
632	Herbalife Ltd.	29,104		Health Care - 22.1%
1,094	Hibbett Sports, Inc. (a)	26,212		Health Care Equipment & Supplies - 5.3%
1,116	Limited Brands, Inc.	24,630	1,374	American Medical Systems Holdings, Inc. (a)	30,393
576	Phillips-Van Heusen Corp.	26,651	1,782	ev3, Inc. (a)	39,935
1,260	RadioShack Corp.	24,583	624	Integra LifeSciences Holdings Corp. (a)	23,088
660	The Children’s Place Retail Stores, Inc. (a)	29,053	612	Kinetic Concepts, Inc. (a)	22,344
1,002	The Dress Barn, Inc. (a)	23,858	724	Orthofix International N.V. (a)	23,204
2,092	The Finish Line, Inc., Class A	29,142	620	The Cooper Companies, Inc.	24,670
1,348	The Timberland Co., Class A (a)	21,770			163,634

See Accompanying Notes to Financial Statements.

Schedule of Investments (Continued)

JETS Contrarian Opportunities Index Fund
June 30, 2010 (Unaudited)

Number			Number
of shares		Value	of shares		Value
	Health Care - 22.1% (continued)			Industrials - 14.6% (continued)
	Health Care Providers & Services - 13.4%			Commercial Services & Supplies - 4.5%
952	AMERIGROUP Corp. (a)	$30,921	1,110	Ceradyne, Inc. (a)	$23,720
744	Cardinal Health, Inc.	25,006	554	Consolidated Graphics, Inc. (a)	23,955
640	Catalyst Health Solutions, Inc. (a)	22,080	1,172	Corrections Corporation of America (a)	22,362
1,396	Centene Corp. (a)	30,014	1,860	Mobile Mini, Inc. (a)	30,281
740	Community Health Systems, Inc. (a)	25,019	1,138	School Specialty, Inc. (a)	20,564
1,118	Coventry Health Care, Inc. (a)	19,766	1,406	TeleTech Holdings, Inc. (a)	18,123
3,562	Health Management Associates, Inc.,				139,005
	Class A (a)	27,677
538	Humana, Inc. (a)	24,571		Machinery - 1.5%
1,446	Kindred Healthcare, Inc. (a)	18,567	506	Joy Global, Inc.	25,345
816	LifePoint Hospitals, Inc. (a)	25,622	654	Oshkosh Corp. (a)	20,379
921	Lincare Holdings, Inc.	29,942			45,724
1,402	Odyssey HealthCare, Inc. (a)	37,461
1,158	Psychiatric Solutions, Inc. (a)	37,890		Road & Rail - 0.9%
748	UnitedHealth Group, Inc.	21,243	708	Ryder System, Inc.	28,483
942	WellCare Health Plans, Inc. (a)	22,363		Total Industrials	453,463
410	WellPoint, Inc. (a)	20,061
		418,203		Information Technology - 16.7%
				Communications Equipment - 2.4%
	Life Sciences Tools & Services - 0.5%		2,004	Anaren, Inc. (a)	29,939
1,358	Kendle International, Inc. (a)	15,644	936	InterDigital, Inc. (a)	23,110
			3,592	Tellabs, Inc.	22,953
	Pharmaceuticals - 2.9%				76,002
1,106	Endo Pharmaceuticals Holdings, Inc. (a)	24,133
1,198	Mylan, Inc. (a)	20,414		Computers & Peripherals - 3.1%
938	Omnicare, Inc.	22,231	1,844	Dell, Inc. (a)	22,239
2,082	ViroPharma, Inc. (a)	23,339	868	SanDisk Corp. (a)	36,517
		90,117	1,282	Seagate Technology (a)	16,717
	Total Health Care	687,598	644	Western Digital Corp. (a)	19,423
					94,896
	Industrials - 14.6%
	Aerospace & Defense - 3.8%			Electronic Equipment, Instruments & Components - 2.4%
1,078	AAR CORP. (a)	18,046	772	Garmin Ltd.	22,527
598	Esterline Technologies Corp. (a)	28,375	2,640	Micron Technology, Inc. (a)	22,413
322	Lockheed Martin Corp.	23,989	1,128	Multi-Fineline Electronix, Inc. (a)	28,155
454	Rockwell Collins, Inc.	24,121			73,095
5,944	Smith & Wesson Holding Corp. (a)	24,311
		118,842		Internet Software & Services - 1.8%
			3,016	SonicWall, Inc. (a)	35,438
	Air Freight & Logistics - 0.9%		1,154	Websense, Inc. (a)	21,811
560	Atlas Air Worldwide Holdings, Inc. (a)	26,600			57,249

	Airlines - 2.4%			IT Services - 4.0%
730	Alaska Air Group, Inc. (a)	32,814	1,474	Acxiom Corp. (a)	21,653
1,702	SkyWest, Inc.	20,798	1,254	CSG Systems International, Inc. (a)	22,986
2,010	Southwest Airlines Co.	22,331	1,102	Fair Isaac Corp.	24,012
		75,943	816	NetApp, Inc. (a)	30,445
			1,292	SRA International, Inc., Class A (a)	25,414
	Building Products - 0.6%				124,510
1,742	Apogee Enterprises, Inc.	18,866

See Accompanying Notes to Financial Statements.

Schedule of Investments (Continued)

JETS Contrarian Opportunities Index Fund
June 30, 2010 (Unaudited)

Number
of shares		Value
	Information Technology - 16.7% (continued)
	Software - 3.0%
968	Akamai Technologies, Inc. (a)	$39,272
282	MicroStrategy Inc., Class A (a)	21,175
370	Salesforce.com, Inc. (a)	31,754
		92,201
	Total Information Technology	517,953

	Materials - 1.5%
	Chemicals - 0.8%
524	Ashland, Inc.	24,324

	Metals & Mining - 0.7%
1,382	Dynamic Materials Corp.	22,167
	Total Materials	46,491

	Telecommunication Services - 3.2%
	Diversified Telecommunication Services - 1.7%
8,376	Cincinnati Bell, Inc. (a)	25,212
1,570	Comcast Corp., Class A	27,271
		52,483

	Wireless Telecommunication Services - 1.5%
1,150	j2 Global Communications, Inc. (a)	25,116
656	NII Holdings, Inc., Class B (a)	21,333
		46,449
	Total Telecommunication Services	98,932

	Total Common Stocks
	(Cost $3,464,252)	3,066,630

Face Value
	Short-Term Instruments - 1.3%
	Time Deposit - 1.3%
$ 41,532	Citibank
	3.00%, 7/01/10	41,532
	Total Short - Term Instruments
	(Cost $41,532)	41,532

	Total Investments - 100.0%
	(Cost $3,505,784)	$3,108,162

	Other assets, less cash and liabilities - 0.0%	122

	Net Assets - 100.0%	$3,108,284

———————
(a)Non-income producing security.

See Accompanying Notes to Financial Statements.

Schedule of Investments (Continued)

JETS Contrarian Opportunities Index Fund
June 30, 2010 (Unaudited)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2010

Consumer Discretionary	28.4
Health Care	22.1
Information Technology	16.7
Industrials	14.6
Financials	8.7
Telecommunication Services	3.2
Energy	2.1
Materials	1.5
Consumer Staples	1.4
98.7

See Accompanying Notes to Financial Statements.

Schedule of Investments

JETS Dow Jones Islamic Market International Index Fund
June 30, 2010 (Unaudited)

Number			Number
of shares		Value	of shares		Value
	Common Stocks - 97.8%			Energy - 22.7% (continued)
	(percentage of net assets)			Oil, Gas & Consumable Fuels - 22.7% (continued)
	Consumer Discretionary - 3.8%		367	Woodside Petroleum Ltd.	$12,845
	Auto Components - 0.5%				475,610
372	Denso Corp.	$10,276		Total Energy	475,610

	Media - 0.3%			Health Care - 19.7%
217	Reed Elsevier Plc, ADR	6,358		Biotechnology - 0.5%
			397	CSL Ltd.	10,865
	Specialty Retail - 1.3%
706	Hennes & Mauritz AB	19,452		Health Care Equipment & Supplies - 0.4%
143	Inditex S.A.	8,124	303	Cie Générale d’Optique Essilor
		27,576		International S.A., ADR	9,014

	Textiles, Apparel & Luxury Goods - 1.7%			Pharmaceuticals - 18.8%
150	Adidas AG	7,252	307	Astellas Pharma Inc.	10,258
380	Compagnie Financière Richemont S.A.	13,214	1,055	AstraZeneca Plc, ADR	49,722
54	Fast Retailing Co. Ltd.	8,144	473	Daiichi Sankyo Co. Ltd.	8,452
1,600	Li & Fung Ltd.	7,183	1,897	GlaxoSmithKline Plc, ADR	64,517
		35,793	1,778	Novartis AG, ADR	85,913
	Total Consumer Discretionary	80,003	310	Novo Nordisk A/S, ADR	25,116
			509	Roche Holding AG	69,865
	Consumer Staples - 2.2%		1,592	Sanofi-Aventis S.A., ADR	47,856
	Household Products - 1.4%		400	Shire Plc	8,142
389	Kao Corp.	9,137	538	Takeda Pharmaceutical Co. Ltd.	23,005
440	Reckitt Benckiser Group Plc	20,380			392,846
		29,517		Total Health Care	412,725

	Personal Products - 0.8%			Industrials - 9.6%
172	L’Oreal S.A.	16,835		Construction & Engineering - 0.8%
	Total Consumer Staples	46,352	426	Larsen & Toubro Ltd., GDR	16,272

	Energy - 22.7%			Electrical Equipment - 2.9%
	Oil, Gas & Consumable Fuels - 22.7%		1,687	ABB Ltd., ADR	29,151
2,427	BG Group Plc	35,975	138	Alstom S.A.	6,233
2,256	BP Plc, ADR	65,153	194	Schneider Electric S.A.	19,669
263	Cameco Corp.	5,597	141	Vestas Wind Systems A/S (b)	5,871
787	Canadian Natural Resources Ltd.	26,152			60,924
540	Cenovus Energy Inc.	13,924
108	CNOOC Ltd., ADR	18,378		Industrial Conglomerates - 3.7%
532	EnCana Corp.	16,141	711	Koninklijke Philips Electronics NV	21,216
880	ENI SpA, ADR	32,164	625	Siemens AG, ADR	55,957
171	Imperial Oil Ltd.	6,228			77,173
638	Origin Energy Ltd.	7,998
1,356	Petroleo Brasileiro S.A., ADR	46,538		Machinery - 1.3%
821	Reliance Industries Ltd., GDR (a)	37,729	130	Fanuc Ltd.	14,573
307	Sasol Ltd., ADR	10,828	699	Komatsu Ltd.	12,620
767	StatoilHydro ASA, ADR	14,688			27,193
1,123	Suncor Energy Inc.	33,061
719	Talisman Energy Inc.	10,914		Road & Rail - 0.9%
1,609	Total S.A., ADR	71,826	336	Canadian National Railway Co.	19,280
635	Tullow Oil Plc	9,471		Total Industrials	200,842

See Accompanying Notes to Financial Statements.

Schedule of Investments (Continued)

JETS Dow Jones Islamic Market International Index Fund
June 30, 2010 (Unaudited)

Number			Number
of shares		Value	of shares		Value
	Information Technology - 16.2%			Materials - 17.6% (continued)
	Communications Equipment - 2.9%			Metals & Mining - 14.3% (continued)
2,653	Nokia OYJ, ADR	$21,622	570	Cia Siderurgica Nacional S.A., ADR	$8,373
341	Research In Motion Ltd. (b)	16,797	517	Goldcorp Inc.	22,670
2,045	Telefonaktiebolaget LM Ericsson, ADR	22,536	426	Impala Platinum Holdings Ltd.	9,887
		60,955	497	Kinross Gold Corp.	8,494
			347	Newcrest Mining Ltd.	10,241
	Electronic Equipment, Instruments & Components - 2.9%		185	POSCO, ADR	17,449
344	FUJIFILM Holdings Corp.	9,887	934	Vale S.A., ADR	22,743
2,550	HON HAI Precision Industry Co. Ltd., GDR	18,385			300,630
136	Kyocera Corp., ADR	10,975		Total Materials	368,873
150	Murata Manufacturing Co. Ltd.	7,138
85	Nidec Corp.	7,113		Telecommunication Services - 6.0%
149	SECOM Co. Ltd.	6,611		Diversified Telecommunication Services - 1.4%
		60,109	5,093	Singapore Telecommunications Ltd.	11,026
			1,500	TeliaSonera AB	9,661
	IT Services - 1.1%		500	Tencent Holdings Ltd.	8,245
380	Infosys Technologies Ltd., ADR	22,766			28,932

	Office Electronics - 1.5%			Wireless Telecommunication Services - 4.6%
834	Canon Inc., ADR	31,117	828	America Movil S.A.B. de C.V., ADR	39,330
			604	China Mobile Ltd., ADR	29,844
	Semiconductors & Semiconductor Equipment - 6.4%		769	MTN Group Ltd.	10,093
300	ASML Holding N.V.	8,252	1,146	NTT DoCoMo Inc., ADR	17,282
192	Samsung Electronics Co. Ltd., GDR	60,066			96,549
6,301	Taiwan Semiconductor Manufacturing Co.			Total Telecommunication Services	125,481
	Ltd., ADR	61,498
100	Tokyo Electron Ltd.	5,396		Total Common Stocks
		135,212		(Cost $2,379,478)	2,049,682

	Software - 1.4%			Total Investments - 97.8%
669	SAP AG, ADR	29,637		(Cost $2,379,478)	$2,049,682
	Total Information Technology	339,796
				Other assets, less cash and liabilities - 2.2%	45,312
	Materials - 17.6%
	Chemicals - 3.3%			Net Assets - 100.0%	$2,094,994
205	Air Liquide S.A.	20,625
214	Potash Corp. of Saskatchewan Inc.	18,455
———————
(a)Security is exempt from registration under Rule 144A of the
Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guide lines approved by the Board of Trustees, unless otherwise noted.
(b)Non-income producing security.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

293	Shin-Etsu Chemical Co. Ltd.	13,620
339	Syngenta AG, ADR	15,543
		68,243

	Metals & Mining - 14.3%
104	Agnico-Eagle Mines Ltd.	6,321
1,963	Anglo American Plc, ADR (b)	33,823
251	AngloGold Ashanti Ltd., ADR	10,838
702	Barrick Gold Corp.	31,878
1,225	BHP Billiton Ltd., ADR	75,938
816	BHP Billiton Plc, ADR	41,975

See Accompanying Notes to Financial Statements.

Schedule of Investments (Continued)

JETS Dow Jones Islamic Market International Index Fund
June 30, 2010 (Unaudited)

Country Breakdown (% of the Fund’s Net Assets) as of June 30, 2010

Britain	15.7
Canada	11.3
Switzerland	10.1
Japan	9.8
France	9.1
Australia	5.6
Germany	4.5
Taiwan	3.8
South Korea	3.7
India	3.7
Brazil	3.7
Hong Kong	2.6
Sweden	2.5
South Africa	2.0
Mexico	1.9
Denmark	1.5
Italy	1.5
Netherlands	1.4
Finland	1.0
Norway	0.7
Singapore	0.5
Ireland	0.4
Spain	0.4
China	0.4
Other	2.2
100.0

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	JETS Contrarian Opportunities Index Fund	JETS Dow Jones Islamic Market International Index Fund
ASSETS:
Investments, at value	$3,108,162	$2,049,682
Cash	––	40,319
Foreign currency, at value	––	646
Receivable from investment advisor	2,473	3,496
Dividend receivable	1,014	6,112
Total Assets	3,111,649	2,100,255

LIABILITIES:
Accrued advisory fee	2,899	2,492
Accrued other expenses	466	2,769
Total Liabilities	3,365	5,261
NET ASSETS	$3,108,284	$2,094,994

NET ASSETS CONSIST OF:
Shares of beneficial interest	$3,505,000	$1,645,349
Accumulated undistributed net investment income	906	330,958
Accumulated undistributed net realized gain on investments and foreign currency transactions	––	448,504
Net unrealized depreciation on investments and foreign currency translations	(397,622)	(329,817)
Net Assets	$3,108,284	$2,094,994

Shares of beneficial interest outstanding (unlimited shares of $0.0001 par value authorized)	100,100	50,000
Net asset value	$31.05	$41.90

Market price	$31.16	$42.10

Investments, at cost	$3,505,784	$2,379,478
Foreign currency, at cost	$––	$647

See Accompanying Notes to Financial Statements.

Statements of Operations

	JETS Contrarian Opportunities Index Fund(a)	JETS Dow Jones Islamic Market International Index Fund
For the Period Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes*	$5,417	$70,125
Interest income	3	––
Total Investment Income	5,420	70,125

EXPENSES:
Investment advisory fees	4,514	18,867
Chief compliance officer fees	2,424	14,867
Trustees’ fees	750	4,086
Total Expenses Before Fee Waiver	7,688	37,820
Advisory fee waiver (Note 4).	(3,174)	(18,828)
Net Expenses	4,514	18,992
Net Investment Income	906	51,133

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments	––	450,398
Foreign currency transactions	––	(303)
Net realized gain on investments and foreign currency transactions (Note 5).	––	450,095
Net change in unrealized appreciation (depreciation) from:
Investments	(397,622)	(1,220,083)
Foreign currency translations	––	(8)
Net change in unrealized depreciation on investments and foreign currency translations	(397,622)	(1,220,091)
Net realized and unrealized loss on investments and foreign currency	(397,622)	(769,996)
Net decrease in net assets resulting from operations	$(396,716)	$(718,863)

* Foreign taxes withheld	$––	$6,361

———————
(a)	Commenced operations on April 9, 2010.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	JETS Contrarian Opportunities Index Fund(a)	JETS Dow Jones Islamic Market International Index Fund
	For the Period Ended June 30, 2010 (Unaudited)	For the Period Ended June 30, 2010 (Unaudited)	For the Period Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$906	$51,133	$17,402
Net realized gain (loss) on investments and foreign currency transactions	––	450,095	(1,024)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(397,622)	(1,220,091)	890,274
Net increase (decrease) in net assets resulting from operations	(396,716)	(718,863)	906,652

NET EQUALIZATION CREDITS AND CHARGES	––	279,825	––

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	––	––	(18,453)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,503,500	––	13,688,112
Cost of shares redeemed	––	(11,866,954)	––
Net income equalization	––	(279,825)	––
Transaction fees	1,500	1,500	3,000
Net increase (decrease) in net assets resulting from shareholder transactions	3,505,000	(12,145,279)	13,691,112
Increase (Decrease) in Net Assets	3,108,284	(12,584,317)	14,579,311

NET ASSETS:
Beginning of period	––	14,679,311	100,000
End of period	$3,108,284	$2,094,994	$14,679,311
Accumulated net investment income at end of period	$906	$330,958	$––

CHANGES IN SHARES OUTSTANDING:
Shares sold	100,100	––	300,000
Shares redeemed	––	(252,500)	––
Shares outstanding, beginning of period	––	302,500	2,500
Shares outstanding, end of period	100,100	50,000	302,500

———————
(a)	Commenced operations on April 9, 2010.

See Accompanying Notes to Financial Statements.

Financial Highlights

	JETS Contrarian Opportunities Index Fund	JETS Dow Jones Islamic Market International Index Fund
	For the Period Ended June 30, 2010 (Unaudited)(a)	For the Period Ended June 30, 2010 (Unaudited)	For the Period Ended December 31, 2009(b)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning period	$35.00	$48.53	$40.00
Net investment income(c)	0.01	0.43	0.12
Net realized and unrealized gain (loss)	(3.97)	(9.41)	8.45
Total from investment operations	(3.96)	(8.98)	8.57
Net equalization charges and credits(c)	––	2.34	––

Distributions to shareholders from net investment income	––	––	(0.06)
Transaction fees	0.01	0.01	0.02
Net asset value at end of period	$31.05	$41.90	$48.53
Market price at end of period	$31.16	$42.10	$48.70
NET ASSET VALUE, TOTAL RETURN(d)	(11.29)%	(13.66)%	21.48%
MARKET PRICE, TOTAL RETURN(d)	(10.97)%	(13.55)%	21.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000’s omitted)	$3,108	$2,095	$14,679
Ratio to average net assets of:
Total expense(e)	0.99%	1.36%	1.34%
Net expenses(e)	0.58%	0.68%	0.92%
Net investment income (loss)(e)	0.12%	1.84%	0.52%
Portfolio turnover rate(f)	0.00%	5.36%	1.15%

———————
(a)	Commenced operations on April 9, 2010.
(b)	Commenced operations on June 29, 2010.
(c)	Per shares values have been calculated using the average share method.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at the net asset value on the last day of the period.  Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and sale at the market price on the last day of the period.  Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.
(f)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements

Javelin Exchange-Traded Trust
June 30, 2010 (Unaudited)

Note 1. Organization
The Javelin Exchange-Traded Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. It was organized as a Delaware statutory trust on July 18, 2007. The Trust currently consists of two portfolios, the JETS Dow Jones Islamic Market (“JETS DJIM”) International Index Fund and the JETS Contrarian Opportunities Fund (each a “Fund” and collectively, the “Funds”).

On June 26, 2009, 2,500 shares of the JETS DJIM International Index Fund were issued for cash, at $40 per share. The Fund commenced investment operations on June 29, 2009. The Fund’s investment objective is to seek performance results that, before fees and expenses, correspond generally to the performance of the Dow Jones Islamic Market International Titans 100 IndexSM, a benchmark index that measures the investment return of Shari’ah compliant securities.

On April 7, 2010, 100 shares of the JETS Contrarian Opportunities Index Fund were issued for cash, at $35 per share. The Fund commenced investment operations on April 9, 2010. The Fund’s investment objective is to seek performance results that, before fees and expenses, correspond generally to the performance of the Dow Jones U.S. Contrarian Opportunities IndexSM, a benchmark index that measures the investment return of securities that are consistent with contrarian principles.

Note 2. Significant Accounting Policies
The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following summarizes the significant accounting policies of the Funds:

A. Security Valuations
The Funds calculate their net asset value per share (“NAV”) generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE ArcaSM (normally 4:00 p.m. Eastern time) on each day that the NYSE ArcaSM (the Funds’ listing exchange) and the Funds’ custodian are open for business. The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee, pursuant to procedures approved by or under the direction of the Board of Trustees. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under the circumstances.

The securities in the Funds’ portfolios, including American and Global Depositary Receipts, that are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined to be the primary market by Javelin Investment Management, LLC (the “Adviser”), the Funds’ investment adviser.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price, if available, or based on price quotations supplied by a pricing service, market maker or dealer. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as described above.

Notes to Financial Statements (Continued)

Javelin Exchange-Traded Trust
June 30, 2010 (Unaudited)

Fair Value of Financial Instruments. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

JETS Contrarian Opportunities Index Fund
Category	Level 1	Level 2	Level 3	Total Value at 6/30/2010
Common Stocks:
Consumer Discretionary	$883,251	$––	$––	$883,251
Consumer Staples	43,436	––	––	43,436
Energy	63,848	––	––	63,848
Financials	271,658	––	––	271,658
Health Care	687,598	––	––	687,598
Industrials	453,463	––	––	453,463
Information Technology	517,953	––	––	517,953
Materials	46,491	––	––	46,491
Telecommunication Services	98,932	––	––	98,932

Time Deposit	41,532	––	––	41,532
Total	$3,108,162	$––	$––	$3,108,162

JETS DJIM International Index Fund
Category	Level 1	Level 2	Level 3	Total Value at 6/30/2010
Common Stocks:
Consumer Discretionary	$6,358	$73,645	$––	$80,003
Consumer Staples	––	46,352	––	46,352
Energy	371,592	104,018	––	475,610
Health Care	282,138	130,587	––	412,725
Industrials	125,604	75,238	––	200,842
Information Technology	216,948	122,848	––	339,796
Materials	314,500	54,373	––	368,873
Telecommunication Services	86,456	39,025	––	125,481
Total	$1,403,596	$646,086	$––	$2,049,682

During the period ended June 30, 2010, there were no significant transfers between Levels 1 and 2.

Notes to Financial Statements (Continued)

Javelin Exchange-Traded Trust
June 30, 2010 (Unaudited)

B. Short-Term Investments
Short-term debt investments having a maturity of less than 60 days are valued at amortized cost.

The JETS DJIM International Index Fund may use short-term income producing investments only to the extent those investments are consistent with Shari’ah principles. Because Shari’ah principles preclude the use of interest-paying instruments, the Fund does not currently intend to invest in short-term income-producing investments.

C. Other Risks
The principal risks to which the Funds are subject are described below.

Stock Market Risk. The risk that stock prices overall will decline over a given period of time. The Funds’ total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

Index Risk. The risk that stocks in the benchmark index may underperform stock market investments that track other markets, segments or sectors. The Funds are not “actively” managed and therefore the risks associated with investing in stocks of companies in the benchmark index are not analyzed, quantified or controlled.

Tracking Error Risk. The risk that the Funds will not provide investment performance tracking the benchmark index. The Funds’ return may not match the return of the Index for a number of reasons. For example, the Funds incur a number of operating expenses not applicable to the target index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the target index. Since the benchmark index components may change on a quarterly basis, the Funds’ costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently. In addition, if the Funds employ a sampling strategy, the stocks held by the Funds may provide performance that differs significantly from the aggregate performance of all of the stocks comprising the benchmark index.

Replication Management Risk. The Funds are not ‘‘actively’’ managed and do not seek to returns in excess of their benchmark index. Therefore, the Funds would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the benchmark index.

Small and Mid-Capitalization Risk. Small and mid-capitalization stocks may be volatile. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

Market Price Risk. Shares of the Funds are listed on the New York Stock Exchange Arca™, Inc. (“NYSE Arca™”) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Funds’ shares will typically approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, the investor may pay more than NAV when buying Fund shares on the secondary market, and may receive less than NAV when the investor sells Fund shares.

Trading Halt Risk. Trading of the Funds’ shares on the NYSE Arca™ may be halted if (i) NYSE Arca™ officials deem such action appropriate in the interest of a fair and orderly market or to protect investors, (ii) the Funds’ shares are delisted from the NYSE Arca™ , (iii) the activation of market-wide “circuit breakers” halts stock trading. If trading is halted, investors may not be able to dispose of Fund shares that they own.

Foreign and Emerging Market Securities Risk. Investments in the securities of non-U.S. issuer involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the JETS DJIM International Index Fund may invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.

Islamic Shari’ah Investment Risk: The Islamic Shari’ah restrictions placed on investments and reflected in the principal investment strategies of the JETS DJIM International Index Fund may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Notes to Financial Statements (Continued)

Javelin Exchange-Traded Trust
June 30, 2010 (Unaudited)

D. Foreign Currency
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon the prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amount based upon prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (deprecation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale date are not segregated in the Statements of Operations from the effects of changes in market prices of those securities but are included in realized gains and losses on the investment securities sold.

E. Investment Transactions and Investment Income
Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the dividend.

F. Dividends and Distributions to Shareholders
Each Fund declares and pays dividends from net investment income, if any, to its shareholders annually. Dividends from net investment income may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. Each Fund distributes net realized taxable capital gains, if any, generally annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as return of capital at fiscal year end.

G. Equalization
The Funds utilize the accounting practice of equalization. This accounting method is used to keep the continuing shareholder’s per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as net equalization credits and charges. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Federal Income Taxes
The Funds intend to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable earnings to shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

The Funds file tax returns in the United States Federal jurisdiction. Generally, the Funds are subject to examination by such taxing authorities for up to three years after the filing of the return for the tax period.

At June 30, 2010, the cost of investments and accumulated unrealized appreciation/(depreciation) of investments on a tax basis were as follows:

	Cost	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
JETS Contrarian Opportunities Index Fund	$3,505,784	$(397,622)	$76,307	$(473,929)
JETS DJIM International Index Fund	2,379,478	(329,796)	35,872	(365,668)

Notes to Financial Statements (Continued)

Javelin Exchange-Traded Trust
June 30, 2010 (Unaudited)

Note 3. Distribution Agreement
Foreside Fund Services, LLC (the “Distributor”) serves as distributor of Creation Units for the Funds pursuant to a distribution agreement. The Distributor does not maintain a secondary market in the Funds’ shares.

Note 4. Fees and Expenses
The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser pursuant to which the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the sub-adviser. For these services, the Adviser receives an annual fee of 0.58% and 0.68% of the average daily net assets of the JETS Contrarian Opportunities Index Fund and the JETS DJIM International Index Fund, respectively.

Under the terms of the Advisory Agreement, the Adviser pays all operating expenses of the Funds, except for the fee payments under the Advisory Agreement, interest expense, brokerage commissions and other trading expenses (such as stamp taxes), fees and expenses of the independent trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Adviser has contractually agreed to waive its management fee and/or pay certain operating expenses of each Fund (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.58% of the average daily net assets per year of the JETS Contrarian Opportunities Index Fund and 0.68% of the average daily net assets per year of the JETS DJIM International Index Fund. The amounts of advisory fees waived during the period ended June 30, 2010 are shown on the Statements of Operations.

Esposito Partners, LLC (“Sub-Adviser”) serves as the sub-adviser and provides investment advice and management services to the Funds. The Sub-Adviser supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring the each Fund’s adherence to its investment mandate. The Sub-Adviser is paid by the Adviser.

Each Independent Trustee of the Trust receives an annual retainer of $5,000 for his services, which includes board meeting attendance. No other entity affiliated with the Trust or Adviser pays any compensation to the Trustees.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. FCS does not have any role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds. The Chief Compliance Officer of the Trust is also an officer of FCS. FCS receives $38,000 annually for its services.

Note 5. Investment Transactions
For the period ended June 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
JETS Contrarian Opportunities Index Fund	$––	$––
JETS DJIM International Index Fund	303,373	309,236

Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $494,762 for the JETS DJIM International Index Fund.

Note 6. Capital
Unlike conventional mutual funds, the Funds issue and redeem shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit”. Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares or multiples thereof. The Funds may charge transaction fees for creations and redemptions which are treated as increases to capital.

Notes to Financial Statements (Continued)

Javelin Exchange-Traded Trust
June 30, 2010 (Unaudited)

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Note 7. Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown, as this would involve, future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds believe the risk of loss to be remote.

Note 8. Subsequent Events
The Adviser has evaluated events and transactions for potential recognition or disclosure and has determined that there are no material events that would require additional disclosure through the date the financial statements were issued.

Note 9. Recently Issued Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. The Adviser is currently evaluating the impact ASU No. 2010-06 will have on the financial statement disclosures.

Board Considerations Regarding Continuation of Investment Advisory Agreement

Advisory and Sub-Advisory Agreement Review

At an “in-person” meeting held on December 10, 2009 (the “Meeting”) in Princeton, New Jersey, the Board of Trustees of the Javelin Exchange-Traded Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the proposed approval of the Investment Advisory Agreement between the Trust, on behalf of the JETS Contrarian Opportunities Index Fund (the “Fund”) and the Adviser and the Investment Sub-Advisory Agreement between the Adviser and Sub-Adviser related to the Fund with representatives from the Adviser and Sub-Adviser and with legal counsel. This information formed the primary basis for the Board’s determinations. During the Meeting, the Board reviewed a memorandum that detailed the duties and responsibilities of the Trustees with respect to their consideration of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Board also reviewed the advisory agreement approval materials provided by the Adviser and Sub-Adviser, including, but not limited to: (1) organizational overviews of the Adviser and Sub-Adviser and biographies of the personnel providing services to the Fund, (2) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement, (3) the Adviser’s Form ADV and Sub-Adviser’s Form ADV, and (4) exchange-traded fund and mutual fund industry fee comparison data.

The Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the Fund. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Investment Advisory Agreement and Sub-Advisory Agreement for the Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Investment Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Investment Advisory Agreement and Sub-Advisory Agreement, the proposed investment parameters of the index for the Fund, financial information regarding the Adviser and Sub-Adviser and their parent companies, information describing the Adviser’s and Sub-Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the Fund and the anticipated financial support of the Fund. The Board also considered the performance history of the Dow Jones Contrarian Opportunities Index, which is the index that the Fund tracks. Based upon their review, the Board concluded that the Adviser and Sub-Adviser were qualified to manage the Fund and oversee the services to be provided by other service providers and that the services to be provided by the Adviser and Sub-Adviser to the Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser and Sub-Adviser, the Board considered the resources involved in managing the Fund as well as the unitary fee structure in place for the Fund. In addition, they noted that the licensing fee associated with obtaining the rights to use the Dow Jones Contrarian Opportunities Index will be borne by the Adviser and not passed through to the Fund. The Board noted that because the Fund is newly organized, the Adviser and Sub-Adviser represented that profitability information was not yet determinable. However, based upon the impact of the unitary fee structure in place for the Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for the Fund as compared to those of a peer group of ETFs provided by the Investment Adviser. The Board noted the services to be provided by the Adviser for the annual advisory fee of 0.58% of the Fund’s average daily net assets. The Board also concluded that the Fund pays a unitary advisory fee and from that unitary advisory fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Board noted that the unitary fee does not cover fee payments under the Advisory Agreement, interest expenses, brokerage commissions and other trading expenses (such as stamp taxes), fees and expenses of the Independent Trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Board considered that the Fund’s expense ratio was expected to be within range of the expense ratios of the peer group of ETFs provided by the Adviser. The Board concluded that the Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Investment Advisory Agreement and the unitary fee structure that would be in place.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Fund is newly organized, the Board determined to review economies of scale in the future when the Fund had attracted assets. The Board considered benefits to be derived by the Adviser from its relationship with the Fund, including the benefits to the Adviser from its separate Sub-Advisory Agreement with the Trust. The Board concluded that the advisory fee and sub-advisory fee were reasonable, taking into account these benefits.

PROXY VOTING POLICIES AND PROCEDURES
A description of the Funds’ proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling 1-866-JAV-0029. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling 1-866-JAV-0029; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

QUARTERLY PORTFOLIOS
The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Service Providers:
Distributor:	Foreside Fund Services, LLC
Administrator, Transfer Agent and Custodian:	Brown Brothers Harriman & Co.
Compliance Support:	Foreside Compliance Services, LLC
Licensor:	Dow Jones Indexes

Contact JETS:
Javelin Investment Management, LLC
33 Witherspoon Street, Suite 210
Princeton, New Jersey 08542
1-866-JAV-0029
E-mail: info@jetsetfs.com

Unlike mutual funds, JETS and other Exchange Traded Funds are not sold directly to the public. As securities traded on the NYSE ArcaSM, JETS can be purchased though any investment broker, including online brokerage services. Your bank may also be able to provide this service. JETS are traded throughout each day NYSE ArcaSM is open.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act.

The Audit Committee consists of the following Board members:

Sandro Stefanelli
Steven Zabielski

b)	Not applicable.

ITEM 6.  INVESTMENTS

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee selects and nominates candidates for membership on the Board as independent trustees. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits to this Form N-CSR.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAVELIN EXCHANGE-TRADED TRUST.
By:	/s/ BRINTON W. FRITH
Brinton W. Frith
President

Date:  September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRINTON W. FRITH
Brinton W. Frith
President
Principal Executive Officer

Date:  September 7, 2010

By:	/s/ BRINTON W. FRITH
Brinton W. Frith
Treasurer Principal Financial Officer

Date:  September 7, 2010